Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

3. NOTES PAYABLE

The Company has convertible notes outstanding as at September 30, 2018 and are as follows:

	Start Date	Maturity Date	Rate	Principal	Interest	Total
Note 1(1)	09-14-2015	09-14-2020	18%	$73,825	$40,448	$114,273
Note 2(1)	12-30-2016	12-30-2021	18%	50,000	15,756	65,756
Note 3(1)	12-30-2016	12-30-2021	18%	21,500	6,775	28,275
Note 4(1)	03-02-2017	03-02-2022	18%	20,000	5,691	25,691
Note 5(1)	06-08-2017	06-08-2022	18%	10,000	2,362	12,362
Note 6(2)	10-30-2017	10-30-2020	10%	250,000	22,945	272,945
Note 7(2)	10-30-2017	10-30-2020	10%	75,000	6,884	81,884
Total				$500,325	$100,861	$601,186

(1) The note may be converted into shares of common stock of the Company at a conversion price of $0.03 per share.

(2) The note may be converted into shares of common stock of the Company at a conversion price of $0.10 per share.

The balances of the convertible notes outstanding as at December 31, 2017 are as follows:

	Start Date	Maturity Date	Rate	Principal	Interest	Total
Note 1(1)	09-14-2015	09-14-2020	18%	$73,825	$30,509	$104,334
Note 2(1)	12-30-2016	12-30-2021	18%	50,000	9,025	59,025
Note 3(1)	12-30-2016	12-30-2021	18%	21,500	3,880	25,380
Note 4(1)	03-02-2017	03-02-2022	18%	20,000	2,998	22,998
Note 5(1)	06-08-2017	06-08-2022	18%	10,000	1,016	11,016
Note 6(2)	10-30-2017	10-30-2020	10%	250,000	4,247	254,247
Note 7(2)	10-30-2017	10-30-2020	10%	75,000	1,274	76,274
Total				$500,325	$52,949	$553,274

Based upon the balances as of September 30, 2018, the convertible notes and the related interest will come due in the following years:

	Principal	Interest	Total
2018	$-	$-	$-
2019	-	-	-
2020	398,825	70,277	469,102
2021	71,500	22,531	94,031
2022	30,000	8,053	38,053
Total	$500,325	$100,861	$601,186

4. NOTES PAYABLE

On September 14, 2015, the Company entered into a private placement subscription agreement and issued an unsecured convertible note (the “First Note”) in the principal amount of $73,825 to one subscriber. The First Note, and accrued interest, will mature five (5) years from the date of issuance and will bear interest at the rate of 18% interest per annum, compounded annually. The principal amount of the First Note, plus any interest accrued thereon, may be converted into shares of common stock of the Company at a conversion price of $0.03 per share. As at December 31, 2017, the First Note had a balance outstanding of $104,334 (2016 - $91,734), comprised of a principal amount of $73,825 and accrued interest of $30,509 (2016 - $17,909). The Company has determined that no beneficial conversion feature exists due to the share value on the date of issuance.

On December 31, 2016, the Company entered into a private placement subscription agreement and issued an unsecured convertible note (the “Second Note”) in the principal amount of $50,000 to one subscriber. The Second Note, and accrued interest, will mature five (5) years from the date of issuance and will bear interest at the rate of 18% interest per annum, compounded annually. The principal amount of the Second Note, plus any interest accrued thereon, may be converted into shares of common stock of the Company at a conversion price of $0.03 per share. As at December 31, 2017, the Second Note had a balance outstanding of $59,025 (2016 - $50,025), comprised of a principal amount of $50,000 and accrued interest of $9,025 (2016 - $25). The Company has determined that no beneficial conversion feature exists due to the share value on the date of issuance.

On December 31, 2016, the Company entered into a private placement subscription agreement and issued an unsecured convertible note (the “Third Note”) in the principal amount of $21,500 to one subscriber. The Third Note included repayment of the principal amount of $20,000 for an unsecured note issued on June 6, 2016 plus a $1,500 restructuring fee. The Third Note, and accrued interest, will mature five (5) years from the date of issuance and will bear interest at the rate of 18% interest per annum, compounded annually. The principal amount of the Third Note, plus any interest accrued thereon, may be converted into shares of common stock of the Company at a conversion price of $0.03 per share. As at December 31, 2017, the Third Note had a balance outstanding of $25,380 (2016 - $21,511), comprised of a principal amount of $21,500 and accrued interest of $3,880 (2016 - $11). The Company has determined that no beneficial conversion feature exists due to the share value on the date of issuance.

On March 2, 2017, the Company entered into a private placement subscription agreement and issued an unsecured convertible note (the “Fourth Note”) in the principal amount of $20,000 to one subscriber. The Fourth Note, and accrued interest, will mature five (5) years from the date of issuance and will bear interest at the rate of 18% interest per annum, compounded annually. The principal amount of the Fourth Note, plus any interest accrued thereon, may be converted into shares of common stock of the Company at a conversion price of $0.03 per share. As at December 31, 2017, the Fourth Note had a balance outstanding of $22,998 (2016 - $0), comprised of a principal amount of $20,000 and accrued interest of $2,998 (2016 - $0). The Company has determined that no beneficial conversion feature exists due to the share value on the date of issuance.

On June 8, 2017, the Company entered into a private placement subscription agreement and issued an unsecured convertible note (the “Fifth Note”) in the principal amount of $10,000 to one subscriber. The Fifth Note, and accrued interest, will mature five (5) years from the date of issuance and will bear interest at the rate of 18% interest per annum, compounded annually. The principal amount of the Fifth Note, plus any interest accrued thereon, may be converted into shares of common stock of the Company at a conversion price of $0.03 per share. As at December 31, 2017, the Fifth Note had a balance outstanding of $11,016 (2016 - $0), comprised of a principal amount of $10,000 and accrued interest of $1,016 (2016 - $0). The Company has determined that no beneficial conversion feature exists due to the share value on the date of issuance.

On September 7, 2017, the Company received a $250,000 loan from a less than 5% shareholder. The loan is unsecured, repayable on demand and is non-interest bearing. On October 30, 2017, this loan was used to subscribe to an unsecured convertible debenture (the “Sixth Note”) in the principal amount of $250,000 to one subscriber. The Sixth Note, and accrued interest, will mature three (3) years from the date of issuance and will bear interest at the rate of 10% interest per annum, compounded annually. The principal amount of the Sixth Note, plus any interest accrued thereon, may be converted into shares of common stock of the Company at a conversion price of $0.10 per share. As at December 31, 2017, the Sixth Note had a balance outstanding of $254,247 (2016 - $0), comprised of a principal amount of $250,000 and accrued interest of $4,247 (2016 - $0). The Company has determined that no beneficial conversion feature exists due to the share value on the date of issuance.

On October 30, 2017, the Company entered into a private placement subscription agreement and issued an unsecured convertible note (the “Seventh Note”) in the principal amount of $75,000 to one subscriber. The Seventh Note, and accrued interest, will mature three (3) years from the date of issuance and will bear interest at the rate of 10% interest per annum, compounded annually. The principal amount of the Seventh Note, plus any interest accrued thereon, may be converted into shares of common stock of the Company at a conversion price of $0.10 per share. As at December 31, 2017, the Seventh Note had a balance outstanding of $76,274 (2016 - $0), comprised of a principal amount of $75,000 and accrued interest of $1,274 (2016 - $0). The Company has determined that no beneficial conversion feature exists due to the share value on the date of issuance.

Based upon the balances as of December 31, 2017, the convertible notes and the related interest will come due in the following years:

	Principal	Interest	Total
2018	$-	$-	$-
2019	-	-	-
2020	398,825	36,030	434,855
2021	71,500	12,905	84,405
2022	30,000	4,014	34,014
Total	$500,325	$52,949	$553,274